Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 20, 2018	Dec. 22, 2017	Feb. 28, 2019	Feb. 28, 2019	May 31, 2018	Nov. 20, 2018
Federal depository insurance coverage			$ 250,000	$ 250,000	$ 250,000
Construction expense			50,000
Finite lived intangible asset ,useful life				5 years
Offering costs				$ 3,728,000	3,728,000
Underwriter discounts				3,250,000
Initial public offering costs				478,000	$ 478,000
Statutory tax rate		21.00%			28.00%
Previously statutory tax rate		35.00%
Secured Promissory Note [Member]
Principal amount of debt instrument			$ 1,800,000	1,800,000		$ 1,800,000
Smaaash Entertainment, Inc [Member]
Impairment expense				$ 150,000
Stock Purchase Agreement [Member]
Number of shares buy back, value	$ 5,133,300
Polar Asset Management Partners Inc [Member] | Stock Purchase Agreement [Member]
Number of shares buy back ,shares			490,000	490,000
Value of shares to authorize from the escrow account	3,542,700
K2 Principal Fund L.P. [Member] | Stock Purchase Agreement [Member]
Number of shares buy back ,shares			220,000	220,000
Value of shares to authorize from the escrow account	$ 1,590,600
Polar, K2 And Escrow Agent [Member] | Stock Purchase Agreement [Member]
Description of amendment of payment terms	The Company at the closing of the Stock Sales from $11.23 per share to (1) first $6.00 per share up to 20% of the original number of Shares (as defined in the respective Purchase Agreement), (2) then $5.00 per remaining share up to 20% of the original number of Shares, (3) then $4.00 per remaining share up to 20% of the original number of Shares, (4) then $3.00 per remaining Share up to 20% of the original number of Shares, and (5) then $2.00 per remaining Share up to 20% of the original number of Shares, (y) to extend the outside date of the closing of the Stock Sales until January 18, 2019, and (z) to authorize the issuance of $3,542,700 and $1,590,600 from the Escrow Account to Polar and K2, respectively, as partial payment for the Shares prior to the final closing of the Stock Sales.
Minimum [Member]
Property, plant and equipment, useful life				5 years
Maximum [Member]
Property, plant and equipment, useful life				39 years